Share based compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands															1 Months Ended					2 Months Ended	4 Months Ended	5 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 29, 2023 USD ($) shares	Jun. 29, 2023 CNY (¥) shares	Apr. 30, 2023 USD ($) shares	Apr. 30, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Jan. 31, 2023 CNY (¥) shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2022 CNY (¥) shares	Aug. 20, 2022 USD ($) shares	Aug. 20, 2022 CNY (¥) shares	Apr. 30, 2022 $ / shares	Jan. 30, 2022	Jan. 20, 2022 $ / shares	Mar. 31, 2021	Dec. 31, 2023 USD ($) shares	Jan. 31, 2023 $ / shares shares	Jan. 31, 2022	Jul. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jan. 29, 2022 $ / shares	Sep. 30, 2023 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2023 $ / shares shares	Nov. 30, 2021 $ / shares shares	Nov. 30, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 shares	Dec. 31, 2023 CNY (¥) shares
Share based compensation
Number of unvested awards (in shares)															15,033,854							18,995,595					15,033,854		24,431,761	24,431,761	18,995,595		15,033,854
Nonvested (in shares) | ¥																																	¥ 56,876
RSU
Share based compensation
Total compensation expense recognized | ¥																												¥ 165,930		¥ 524,553	¥ 163,481
Expected dividend yield																											0.00%	0.00%	0.00%	0.00%	0.00%
Share-based expenses due to redesignation | ¥																												¥ 0		¥ 0	¥ 16,452
Total unrecognized compensation expense															$ 11,201												$ 11,201						78,391
Weighted-average period																											1 year	1 year
RSU | Vesting upon the completion of Merger with COVA
Share based compensation
Total compensation expense recognized																											$ 19,505	¥ 129,444
RSU | After the completion of a qualified IPO
Share based compensation
Vesting percentage																											20.00%	20.00%
Service period																											12 months	12 months
RSU | Upon a qualified IPO
Share based compensation
Vesting percentage																											50.00%	50.00%
Service period																											60 months	60 months
RSU | Before a qualified IPO is achieved
Share based compensation
Vesting percentage																											50.00%	50.00%
Service period																											5 years	5 years
2019 RSU Plan | RSU
Share based compensation
Shares transferred (in shares)																							23,859,142									23,859,142
Percent of total outstanding shares																																10.00%
Aggregate number of shares granted (in shares)																								6,680,560
Weighted average exercise price (in USD or RMB per share) | $ / shares											$ 0.32									$ 1.96	$ 2.19			$ 0.56
Service period	3 years	3 years																									3 years	3 years
Number of awards modified (in shares)			1,073,662	1,073,662
Incremental compensation cost recognized immediately for the vested RSUs | ¥				¥ 10,316
Number of grantees affected																					4,342,364
2019 RSU Plan | RSU | Employee and non employee
Share based compensation
Aggregate number of shares granted (in shares)																							16,224,217
Weighted average exercise price (in USD or RMB per share) | $ / shares																							$ 0.34
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee
Share based compensation
Aggregate number of shares granted (in shares)							4,771,828	4,771,828																	2,890,674
Weighted average exercise price (in USD or RMB per share) | $ / shares													$ 0.32						$ 2.96						$ 1.23
Service period																	12 months
Number of awards modified (in shares)									1,431,549	1,431,549
Incremental compensation cost to be recorded	$ 76	¥ 532			$ 206	¥ 1,442			$ 2,999	¥ 19,904
Period to record incremental compensation cost												3 years 6 months		3 years 3 months 18 days
Number of unvested awards (in shares)							1,988,262	1,988,262
Vesting period							30 months	30 months									36 months
Incremental compensation cost recognized immediately for the vested RSUs	$ 318	¥ 2,226	$ 1,474		$ 557	¥ 3,898	$ 17,993	¥ 119,408	$ 750	¥ 4,976
Number of grantees affected	1,312,253	1,312,253			1,789,437	1,789,437
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one
Share based compensation
Vesting percentage																20.00%	20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one | Vesting Scenario One
Share based compensation
Vesting percentage	20.00%	20.00%																			20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one | Vesting Scenario Two
Share based compensation
Vesting percentage	20.00%	20.00%																			50.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one | Vesting Scenario Three
Share based compensation
Vesting percentage																					25.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche one | Vesting Scenario Four
Share based compensation
Vesting percentage																					40.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two
Share based compensation
Vesting percentage																50.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two | Vesting Scenario One
Share based compensation
Vesting percentage	50.00%	50.00%																			20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two | Vesting Scenario Two
Share based compensation
Vesting percentage	20.00%	20.00%																			30.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two | Vesting Scenario Three
Share based compensation
Vesting percentage																					25.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche two | Vesting Scenario Four
Share based compensation
Vesting percentage																					30.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three
Share based compensation
Vesting percentage																30.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three | Vesting Scenario One
Share based compensation
Vesting percentage	30.00%	30.00%																			20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three | Vesting Scenario Two
Share based compensation
Vesting percentage	60.00%	60.00%																			20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three | Vesting Scenario Three
Share based compensation
Vesting percentage																					25.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche three | Vesting Scenario Four
Share based compensation
Vesting percentage																					30.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche Four | Vesting Scenario One
Share based compensation
Vesting percentage																					20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche Four | Vesting Scenario Three
Share based compensation
Vesting percentage																					25.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Tranche Five | Vesting Scenario One
Share based compensation
Vesting percentage																					20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Vest on a monthly basis over thirty-six (36) months from May 2022
Share based compensation
Vesting percentage																	50.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Employee | Vest on April 1, 2022
Share based compensation
Vesting percentage																	0.50%
2021 Option Plan
Share based compensation
Total compensation expense recognized | ¥																												¥ 8,095		¥ 201,098
Aggregate number of share options granted (in shares)																63,464						13,575,733					157,368	157,368	2,354,744	2,354,744
Expected dividend yield																											0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average period																											1 year 8 months 1 day	1 year 8 months 1 day
Exercise price per share (in USD per share) | $ / shares																$ 9.70		$ 9.70									$ 4.21		$ 9.70
Total unrecognized compensation expense															$ 1,808												$ 1,808						¥ 12,653
2021 Option Plan | Tranche one
Share based compensation
Vesting percentage																25.00%
Vesting period																12 months
2021 Option Plan | Tranche two
Share based compensation
Vesting percentage																25.00%
Vesting period																12 months
2021 Option Plan | Tranche three
Share based compensation
Vesting percentage																25.00%
Vesting period																12 months
2021 Option Plan | Tranche Four
Share based compensation
Vesting percentage																25.00%
Vesting period																12 months
2021 Option Plan | Vesting upon the completion of Merger with COVA
Share based compensation
Shares vested (in shares)																													6,818,048	6,818,048
Total compensation expense recognized																													$ 30,384	¥ 201,645
2021 Option Plan | After the completion of a qualified IPO
Share based compensation
Vesting percentage																										25.00%
Service period																										12 months
2021 Option Plan | Upon a qualified IPO
Share based compensation
Vesting percentage																										25.00%
Service period																										12 months
2021 Option Plan | Share-Based Payment Arrangement, Employee
Share based compensation
Aggregate number of share options granted (in shares)																										2,354,744
2021 Option Plan | RSU
Share based compensation
Shares vested (in shares)																													5,101,085	5,101,085
Total compensation expense recognized																													$ 16,311	¥ 105,211
Remaining portion of awards to be vested over the service period following the modified vesting schedule (in shares)																													2,607,277	2,607,277
Share Incentive Plan, 2022
Share based compensation
Aggregate number of share options granted (in shares)															93,904
Share Incentive Plan, 2022 | RSU
Share based compensation
Aggregate number of shares granted (in shares)															460,671
Shares vested (in shares)															460,671